Earnings Per Common Share (Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest																	$ 1,295	$ 1,005	$ 320
Basic:
Net income attributable to IntercontinentalExchange Group, Inc.	$ 370		$ 306		$ 283		$ 315		$ 288		$ 206		$ 226		$ 261		$ 1,274	$ 981	$ 254
Weighted average common shares outstanding																	111	114	78
Basic earnings per common share									$ 2,560,000	[2]	$ 1,810,000	[2]	$ 1,960,000	[2]	$ 2,280,000	[2]	$ 11.45	$ 8.60	$ 3.24
Effect of dilutive securities:
Stock options and restricted stock																	1	1	1
Diluted weighted average common shares outstanding																	112	115	79
Diluted earnings per common share									$ 2,540,000	[2]	$ 1,800,000	[2]	$ 1,950,000	[2]	$ 2,270,000	[2]	$ 11.39	$ 8.55	$ 3.21
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest																	$ (21)	$ (35)	$ (16)
Income (Loss) from Continuing Operations Attributable to Parent									$ 288		$ 216		$ 218		$ 248		1,274	970	304
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									$ 0	[3]	$ (10)	[3]	$ 8	[3]	$ 13	[3]		11	(50)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	$ 0	$ 11	$ (50)
Income (Loss) from Continuing Operations, Per Basic Share	$ 3,310,000	[2]	$ 2,770,000	[2]	$ 2,550,000	[2]	$ 2,810,000	[2]	$ 2,560,000	[2]	$ 1,900,000	[2]	$ 1,890,000	[2]	$ 2,160,000	[2]	$ 11.45	$ 8.50	$ 3.88
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share											(90,000)	[2],[3]	70,000	[2],[3]	120,000	[2],[3]	0.00	0.10	(0.64)
Income (Loss) from Continuing Operations, Per Diluted Share	$ 3,290,000	[2]	$ 2,760,000	[2]	$ 2,540,000	[2]	$ 2,800,000	[2]	$ 2,540,000	[2]	1,890,000	[2]	1,880,000	[2]	2,150,000	[2]	11.39	8.46	3.84
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share											$ (90,000)	[2],[3]	$ 70,000	[2],[3]	$ 120,000	[2],[3]	$ 0.00	$ 0.09	$ (0.63)

[1]	We acquired Interactive Data on December 14, 2015 and Trayport on December 11, 2015 and have included their results with our consolidated results above effective from the acquisition date (Note 3).
[2]	The annual earnings per common share may not equal the sum of the individual quarter’s earnings per common share due to rounding, and, during the year ended December 31, 2015, due to the 6.5 million and 2.5 million shares of our common stock issued to Interactive Data and Trayport stockholders, respectively, in connection with our acquisitions, weighted to show these additional shares outstanding for the period from the acquisition dates to December 31, 2015.
[3]	The results of Euronext and NYSE Technologies have been presented above as discontinued operations through the date of their dispositions during the year ended December 31, 2014 (Note 16).